Segment information	12 Months Ended
Dec. 31, 2024
Segment information [Abstract]
Segment information

Note 17 – Segment information

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM, specifically the Company’s CEO, for making decisions, allocating resources and assessing performance.

The CODM considers that the Company has only two principal revenue stream, which is the temperature-controlled truckload service and urban delivery services. The Company carries out all its business activities and operations in China. All transactions are concluded and completed in China with similar terms and conditions. Internally, the Company reports costs and expenses by nature as a whole for management decision-making and assessment. Based on management’s assessment, the Company determines that it has only one operating segment and therefore one reportable segment as defined by ASC 280. Furthermore, since all the Company’s revenue is derived in China with all operations being carried out in China, no geographical segment is presented. The Company concludes that it has only one reportable segment.

The CODM of the Company primarily utilizes the net income to monitor budget-to-actual performance and to assess the adequacy of capital resources for marketing and development. The following table presents the significant revenue and expense categories in the Company’s single operating segment:

	For the Years Ended December 31,
	2024	2023	2022
Revenue	$25,571,810	$26,664,602	$28,948,039
Cost of revenue	(19,086,439)	(19,805,055)	(21,205,463)
Selling and marketing expenses	(78,722)	(92,890)	(91,570)
General and administrative expenses	(866,333)	(758,620)	(1,444,858)
Interest expenses	(188,897)	(154,047)	(166,019)
Other expenses	(861,587)	(538,006)	(273,821)
Other income	104,012	188,305	156,997
Provision for income taxes	(1,420,141)	(1,534,791)	(1,636,306)
Net income of single operating segment	$3,173,703	$3,969,498	$4,286,999